Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of fair value of derivative instruments
The following table shows the fair value of derivative assets and derivative liabilities held for trading, analysed by maturity period and by methodology of fair value estimation. This information is presented on a gross basis, that is, before netting by counterparty.

							$ million
							2018
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 1	111	14	3	—	—	—	128
Level 2	5,000	1,362	504	262	120	72	7,320
Level 3	491	385	353	331	427	1,640	3,627
	5,602	1,761	860	593	547	1,712	11,075
Less: netting by counterparty	(1,765)	(402)	(98)	(37)	(29)	(180)	(2,511)
	3,837	1,359	762	556	518	1,532	8,564
Fair value of derivative liabilities
Level 1	(156)	(11)	(2)	(2)	—	—	(171)
Level 2	(4,562)	(1,161)	(576)	(308)	(67)	(163)	(6,837)
Level 3	(337)	(303)	(305)	(302)	(299)	(1,535)	(3,081)
	(5,055)	(1,475)	(883)	(612)	(366)	(1,698)	(10,089)
Less: netting by counterparty	1,765	402	98	37	29	180	2,511
	(3,290)	(1,073)	(785)	(575)	(337)	(1,518)	(7,578)
Net fair value	547	286	(23)	(19)	181	14	986

							$ million
							2017
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 2	3,663	1,003	438	244	140	135	5,623
Level 3	386	258	231	226	211	899	2,211
	4,049	1,261	669	470	351	1,034	7,834
Less: netting by counterparty	(1,041)	(256)	(53)	(11)	(8)	(11)	(1,380)
	3,008	1,005	616	459	343	1,023	6,454
Fair value of derivative liabilities
Level 2	(3,338)	(953)	(358)	(289)	(163)	(166)	(5,267)
Level 3	(225)	(197)	(191)	(177)	(173)	(724)	(1,687)
	(3,563)	(1,150)	(549)	(466)	(336)	(890)	(6,954)
Less: netting by counterparty	1,041	256	53	11	8	11	1,380
	(2,522)	(894)	(496)	(455)	(328)	(879)	(5,574)
Net fair value	486	111	120	4	15	144	880
The fair values of derivative financial instruments at 31 December are set out below.
Exchange traded derivatives are valued using closing prices provided by the exchange as at the balance sheet date. These derivatives are categorized within level 1 of the fair value hierarchy. Exchange traded derivatives are typically considered settled through the (normally daily) payment or receipt of variation margin.
Over-the-counter (OTC) financial swaps and physical commodity sale and purchase contracts are generally valued using readily available information in the public markets and quotations provided by brokers and price index developers. These quotes are corroborated with market data and are categorized within level 2 of the fair value hierarchy.
In certain less liquid markets, or for longer-term contracts, forward prices are not as readily available. In these circumstances, OTC financial swaps and physical commodity sale and purchase contracts are valued using internally developed methodologies that consider historical relationships between various commodities, and that result in management’s best estimate of fair value. These contracts are categorized within level 3 of the fair value hierarchy.
Financial OTC and physical commodity options are valued using industry standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and contractual prices for the underlying instruments, as well as other relevant economic factors. The degree to which these inputs are observable in the forward markets determines whether the option is categorized within level 2 or level 3 of the fair value hierarchy.
30. Derivative financial instruments – continued

				$ million
		2018		2017
	Fair value asset	Fair value liability	Fair value asset	Fair value liability
Derivatives held for trading
Currency derivatives	69	(898)	237	(756)
Oil price derivatives	2,361	(1,849)	1,637	(1,281)
Natural gas price derivatives	4,787	(3,888)	3,580	(2,844)
Power price derivatives	1,240	(943)	885	(693)
Other derivatives	107	—	115	—
	8,564	(7,578)	6,454	(5,574)
Embedded derivatives
Commodity price contracts	—	—	—	(16)
Other embedded derivatives	—	(107)	—	(115)
	—	(107)	—	(131)
Cash flow hedges
Currency forwards, futures and cylinders	5	(14)	35	(35)
Gas price futures	2	—	—	—
	7	(14)	35	(35)
Fair value hedges
Currency forwards, futures and swaps	158	(789)	460	(523)
Interest rate swaps	262	(445)	193	(306)
	420	(1,234)	653	(829)
	8,991	(8,933)	7,142	(6,569)
Of which – current	3,846	(3,308)	3,032	(2,808)
– non-current	5,145	(5,625)	4,110	(3,761)

Derivative assets held for trading fair value, and maturities
Derivative assets held for trading have the following fair values and maturities.

							$ million
							2018
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	48	12	9	—	—	—	69
Oil price derivatives	1,916	363	53	25	4	—	2,361
Natural gas price derivatives	1,333	708	542	452	352	1,400	4,787
Power price derivatives	540	276	158	79	55	132	1,240
Other derivatives	—	—	—	—	107	—	107
	3,837	1,359	762	556	518	1,532	8,564

							$ million
							2017
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	186	31	8	5	3	4	237
Oil price derivatives	1,280	177	99	66	14	1	1,637
Natural gas price derivatives	1,122	609	428	328	288	805	3,580
Power price derivatives	420	188	81	60	38	98	885
Other derivatives	—	—	—	—	—	115	115
	3,008	1,005	616	459	343	1,023	6,454

Derivative liabilities held for trading, fair value and maturities
For further information on our derivative financial instruments, see Note 30.

		$ million
Cash outflows for derivative financial instruments at 31 December	2018	2017
Within one year	1,700	1,505
1 to 2 years	1,678	1,700
2 to 3 years	2,384	1,678
3 to 4 years	2,838	2,384
4 to 5 years	2,906	2,838
5 to 10 years	11,475	11,238
Over 10 years	724	724
	23,705	22,067

30. Derivative financial instruments – continued
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2018
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(299)	(71)	(256)	(171)	(3)	(98)	(898)
Oil price derivatives	(1,560)	(232)	(43)	(12)	(2)	—	(1,849)
Natural gas price derivatives	(1,030)	(557)	(391)	(338)	(285)	(1,287)	(3,888)
Power price derivatives	(401)	(213)	(95)	(54)	(47)	(133)	(943)
	(3,290)	(1,073)	(785)	(575)	(337)	(1,518)	(7,578)

							$ million
							2017
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(92)	(232)	(66)	(188)	(99)	(79)	(756)
Oil price derivatives	(1,120)	(118)	(33)	(4)	(6)	—	(1,281)
Natural gas price derivatives	(973)	(410)	(334)	(224)	(194)	(709)	(2,844)
Power price derivatives	(337)	(134)	(63)	(39)	(29)	(91)	(693)
	(2,522)	(894)	(496)	(455)	(328)	(879)	(5,574)

Disclosure of changes in fair value of derivative instruments
The following table shows the changes during the year in the net fair value of derivatives held for trading purposes within level 3 of the fair value hierarchy.

					$ million
	Oil price	Natural gas price	Power price	Other	Total
Fair value contracts at 1 January 2018	67	65	(226)	115	21
Gains (losses) recognized in the income statement	58	(26)	209	(8)	233
Settlements	(107)	(32)	(97)	—	(236)
Transfers out of level 3	5	(20)	(34)	—	(49)
Net fair value of contracts at 31 December 2018	23	(13)	(148)	107	(31)
Deferred day-one gains (losses)					577
Derivative asset (liability)					546

					$ million
	Oil price	Natural gas price	Power price	Other	Total
Fair value contracts at 1 January 2017	68	145	(147)	231	297
Gains (losses) recognized in the income statement	76	161	61	15	313
Settlements	(68)	(35)	(113)	(131)	(347)
Transfers out of level 3	(9)	(206)	(27)	—	(242)
Net fair value of contracts at 31 December 2017	67	65	(226)	115	21
Deferred day-one gains (losses)					503
Derivative asset (liability)					524

Disclosure of detailed information about hedging instruments and items
The table below summarizes the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2018
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	(5)	5	—
Commodity price risk
Highly probable forecast sales	(126)	126	—

The table below summarizes the carrying amount and nominal amount of the derivatives designated as hedging instruments in cash flow hedge relationships at 31 December 2018.

	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
	Assets	Liabilities
At 31 December 2018	$ million	$ million	$ million	mmBtu
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	5	(14)	386
Commodity price risk
Highly probable forecast sales	2	—		145

All hedging instruments are presented within derivative financial instruments on the group balance sheet.
Of the nominal amount of hedging instruments relating to highly probable forecast capital expenditure $304 million matures in 2019 and $82 million matures in 2020. All of the hedging instruments relating to highly probable forecast sales mature in 2019.
The table below summarizes the weighted average exchange rates and the weighted average sales price in relation to the derivatives designated as hedging instruments in cash flow hedge relationships at 31 December 2018.

	Weighted average price/rate
At 31 December 2018	Forecast capital expenditure	Forecast sales
Sterling/US dollar	1.34
Euro/US dollar	1.14
Australian dollar/US dollar	0.72
Norwegian krone/US dollar	8.67
Korean won/US dollar	1,107.90
Henry Hub $/mmBtu		2.86
The table below summarizes the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2018
Fair value hedges
Interest rate risk on finance debt	(70)	69	(1)
Interest rate and foreign currency risk on finance debt	812	(809)	3

The table below summarizes the carrying amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31 December 2018.

			$ million
	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
At 31 December 2018	Assets	Liabilities
Fair value hedges
Interest rate risk on finance debt	262	(445)	24,513
Interest rate and foreign currency risk on finance debt	158	(789)	16,580
All hedging instruments are presented within derivative financial instruments on the group balance sheet. Ineffectiveness arising on fair value hedges is included within the production and manufacturing expenses section of the income statement.
The table below summarizes the profile by tenor of the nominal amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31 December 2018. The weighted average floating interest rate of these interest rate swaps and cross-currency interest rate swaps was 3.04% and 4.07% respectively.

								$ million
At 31 December 2018	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Fair value hedges
Interest rate risk on finance debt	2,694	2,324	2,597	4,923	1,700	10,275	—	24,513
Interest rate and foreign currency risk on finance debt	—	1,245	1,167	707	2,921	10,254	286	16,580

30. Derivative financial instruments – continued
The table below summarizes the carrying amount, and the accumulated fair value adjustments included within the carrying amount, of the hedged items designated in fair value hedge relationships at 31 December 2018.

					$ million
	Carrying amount of hedged item		Accumulated fair value adjustment included in the carrying amount of hedged items
At 31 December 2018	Assets	Liabilities	Assets	Liabilities	Discontinued hedges
Fair value hedges
Interest rate risk on finance debt	—	(24,747)	175	—	(360)
Interest rate and foreign currency risk on finance debt	—	(16,883)	—	(62)	—
The hedged item for all fair value hedges is presented within finance debt on the group balance sheet.
Movement in reserves related to hedge accounting
The table below provides a reconciliation of the cash flow hedge and costs of hedging reserves on a pre-tax basis by risk category. The signage convention of this table is consistent with that presented in Note 32.

					$ million
	Cash flow hedge reserve			Costs of hedging reserve
	Highly probable forecast capital expenditure	Highly probable forecast sales	Purchase of equity[a]	Interest rate and foreign currency risk on finance debt	Total
At 31 December 2017	(10)	—	(651)	—	(661)
Adjustment on adoption of IFRS 9	—	—	—	(37)	(37)
At 1 January 2018	(10)	—	(651)	(37)	(698)
Recognized in other comprehensive income
Cash flow hedges marked to market	(37)	(126)	—	—	(163)
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	—	120	—	—	120
Costs of hedging marked to market	—	—	—	(244)	(244)
Costs of hedging reclassified to the income statement	—	—	—	58	58
	(37)	(6)	—	(186)	(229)
Cash flow hedges transferred to the balance sheet	26	—	—	—	26
At 31 December 2018	(21)	(6)	(651)	(223)	(901)
[a] See Note 32 for further information on the cash flow hedge reserve relating to the purchase of equity